Investment Managers Series Trust
235 W. Galena Street
Milwaukee, Wisconsin 53212

April 15, 2016

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC 20549

Re:	Investment Managers Series Trust (the “Trust”)
File Nos. 333-122901 and 811-21719 on behalf of
Advisory Research MLP & Energy Income Fund, Advisory Research
MLP & Energy Infrastructure Fund and Advisory Research MLP & Equity Fund

Dear Sir or Madam:

This Post-Effective Amendment (“PEA”) No. 759 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 751 on Form N-1A filed on March 29, 2016 with effective date of April 1, 2016. This PEA No. 759 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 751 to the Trust’s Registration Statement.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-2109.

Sincerely,

/s/ SARDJONO KADIMAN
Sardjono Kadiman
Investment Managers Series Trust